As filed with the Securities and Exchange Commission on December 9, 2025

File Nos. 333-271770

811-23876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 66	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 74	[X]

GRAYSCALE FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

290 HARBOR DRIVE, STAMFORD, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 668-1427

Edward McGee

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service of Process)

With Copy to:

J. Stephen Feinour, Jr., Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7081	Shawn A. Hendricks, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on January 15, 2026 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [Date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 66 to the Registrant Statement, relating only to the Grayscale Software ETF (the “Fund”), a series of the Registrant, is being filed for the sole purpose of designating January 15, 2026 as the new date upon which Post-Effective Amendment No. 42, as filed on May 1, 2025 (Accession No. 0002061590-25-000058) (“PEA 42”), shall become effective. PEA 42 was most recently delayed until December 10, 2025, by Post-Effective Amendment No. 62.

This Amendment incorporates by reference the information contained in Parts A, B and C of PEA 42.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford and the State of Connecticut, on the 9th day of December 2025.

GRAYSCALE FUNDS TRUST
(Registrant)

By:	/s/Edward McGee
Edward McGee

Signature	Title	Date

/s/ Edward McGee	Trustee, Treasurer, Principal Financial Officer, Interim President and Principal Executive Officer	December 9, 2025
Edward McGee

/s/ James E. Farmer III*	Trustee	December 9, 2025
James E. Farmer III

/s/ Richard M. Goldman*	Trustee	December 9, 2025
Richard M. Goldman

/s/ Donna M. Milia*	Trustee	December 9, 2025
Donna M. Milia

/s/ Craig Salm	Secretary	December 9, 2025
Craig Salm

*By:	/s/ Craig Salm
Craig Salm Attorney-in-Fact (Pursuant to Power of Attorney dated January 23, 2024, filed with Pre-Effective Amendment No. 4 on February 20, 2024)